                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21590
                        AIG Strategic Hedge Fund of Funds
               (Exact name of registrant as specified in charter)
                              599 Lexington Avenue
                               New York, NY 10022
               (Address of principal executive office) (Zip code)
                                 Robert Discolo
                        AIG Strategic Hedge Fund of Funds
                              599 Lexington Avenue
                               New York, NY 10022
                     (Name and address of agent for service)
       Registrant's telephone number, including area code: (646) 735-0552

                        Date of fiscal year end: March 31

                    Date of reporting period: March 31, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     The Report of Shareholders is attached herewith.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED
                                 MARCH 31, 2006

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                              FINANCIAL STATEMENTS

                               FOR THE YEAR ENDED

                                 MARCH 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....    2
Schedule of Investments.....................................    3
Statement of Assets and Liabilities.........................    5
Statement of Operations.....................................    6
Statement of Changes in Net Assets..........................    7
Statement of Cash Flows.....................................    8
Notes to Financial Statements...............................    9
Supplemental Information....................................   15

(PRICEWATERHOUSECOOPERS LETTERHEAD)

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of AIG Strategic Hedge Fund of Funds

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of AIG Strategic Hedge Fund of Funds (the "Fund") at March 31, 2006, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period August 1, 2004 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2006 with the portfolio funds, provide a reasonable basis for our opinion.

-s- PRICEWATERHOUSECOOPERS SIGNATURE

May 25, 2006

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                            SCHEDULE OF INVESTMENTS

                                 MARCH 31, 2006

                                                                     PERCENTAGE OF
                                                        FAIR          FUND'S NET
PORTFOLIO FUND                            COST          VALUE           ASSETS         LIQUIDITY
--------------                            ----          -----        -------------     ---------
EQUITY LONG/SHORT
Cantillon Technology Fund Ltd.,
  Series A1..........................  $ 2,000,000   $ 2,029,355          3.07%        Monthly
Glenview Capital Partners (Cayman)
  Ltd................................    3,000,000     4,344,468          6.58%        Quarterly*
Hunter Global Investors Offshore
  Ltd................................    3,000,000     3,951,905          5.99%        Quarterly*,**
Mako Europe Fund Ltd.................    1,189,928     1,406,791          2.13%        Daily
Maverick Levered Fund Ltd............    1,500,000     1,688,927          2.56%        Quarterly*,**
Meditor Cobra Fund (B) Ltd...........      650,555       675,558          1.02%        Daily
SLS Offshore Fund Ltd................    2,250,000     2,726,446          4.13%        Quarterly*
TCS Capital International Ltd........    2,000,000     2,197,119          3.33%        Quarterly
Wellington North River...............    2,500,000     2,713,393          4.11%        Quarterly
                                       -----------   -----------        -------
                                        18,090,483    21,733,962         32.92%
                                       -----------   -----------        -------
EVENT DRIVEN
Avenue International Ltd.............    2,500,000     2,877,897          4.35%        Quarterly*
Canyon Value Realization Fund
  (Cayman) Ltd.......................    2,500,000     2,961,617          4.49%        Quarterly
Castlerigg International Ltd.........    3,500,000     4,334,843          6.57%        Quarterly*
OZ Europe Oversees Fund..............    3,000,000     3,278,177          4.97%        Quarterly
York Investment Ltd..................    4,000,000     4,897,894          7.42%        Quarterly
                                       -----------   -----------        -------
                                        15,500,000    18,350,428         27.80%
                                       -----------   -----------        -------
GLOBAL MACRO
BridgeWater Pure Alpha Funds Ltd.....    2,000,000     2,409,252          3.65%        Daily
Graham Global Fed Policy.............    1,250,000     1,301,263          1.97%        Monthly
The Capital Fund Ltd.................    1,257,927     1,315,876          1.99%        Monthly*,**
The Dorset Energy Fund Ltd...........    1,250,000     1,298,937          1.97%        Monthly**
Winton Futures Fund Ltd..............    1,750,000     1,773,073          2.69%        Monthly**
                                       -----------   -----------        -------
                                         7,507,927     8,098,401         12.27%
                                       -----------   -----------        -------
RELATIVE VALUE
Fuller & Thaler International
  Long/Short Fund Ltd................      750,000       774,240          1.17%        Quarterly
HBK Offshore Fund Ltd................    3,000,000     3,254,861          4.93%        Quarterly
Kensington Global Strategies Fund
  Ltd................................    2,250,000     2,740,370          4.15%        Yearly***
MKP Offshore Partners Ltd............      997,782     1,012,861          1.54%        Quarterly
MKP Opportunity Offshore Ltd.........    1,012,216     1,064,445          1.61%        Monthly
Polygon Global Opportunities Fund....    3,000,000     3,990,827          6.05%        Quarterly
Silverback Offshore Ltd..............      194,570       156,800          0.24%        Quarterly*,**
Suttonbrook Offshore Partners Ltd....    2,000,000     2,385,635          3.61%        Quarterly*
                                       -----------   -----------        -------
                                        13,204,568    15,380,039         23.30%
                                       -----------   -----------        -------
INVESTMENT COMPANY
Dreyfus Cash Management Fund.........    2,431,868     2,431,868          3.68%
                                       -----------   -----------        -------
Total................................  $56,734,846   $65,994,698         99.97%
                                       ===========   ===========
  Other assets, less liabilities.....                $    20,066          0.03%
                                                                        =======
Net Assets...........................                $66,014,764        100.00%
                                                     ===========

---------------

  * Initial lock-up is applicable.

 ** Early redemption penalty.

*** Investment is committed for first 2 years with 3 year redemption periods thereafter. Profits can be redeemed annually.
   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                                 MARCH 31, 2006

              INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

                                  (PIE CHART)


    Relative        Investment        Global        Event           Equity
     Value           Company          Macro         Driven        Long/short
     23.30%           3.69%           12.27%        27.81%          32.93%


   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                      STATEMENT OF ASSETS AND LIABILITIES

                                                                MARCH 31,
                                                                  2006
                                                                ---------
ASSETS
Investments in Portfolio Funds, at fair value (cost
  $56,734,846)..............................................   $65,994,698
Cash and cash equivalents...................................       176,897
Interest and dividends receivable...........................         9,325
Investments paid in advance.................................       250,000
Receivable for Investment Sold..............................        13,569
Other assets................................................        72,002
                                                               -----------
TOTAL ASSETS................................................    66,516,491
                                                               -----------
LIABILITIES
Payables:
  Due to Investment Manager.................................        93,945
  Professional fees.........................................       195,502
  Incentive fees............................................       134,375
  Administration fee........................................        21,347
  Other.....................................................        56,558
                                                               -----------
TOTAL LIABILITIES...........................................       501,727
                                                               -----------
NET ASSETS..................................................   $66,014,764
                                                               -----------
COMPOSITION OF NET ASSETS
Represented by:
Paid-in-Capital.............................................   $62,956,543
Accumulated overdistributed net investment income (loss)....    (5,298,621)
Net realized loss on investments............................      (903,010)
Net unrealized appreciation on investments..................     9,259,852
                                                               -----------
NET ASSETS AT END OF PERIOD.................................   $66,014,764
                                                               -----------
NET ASSET VALUE PER SHARE (BASED ON 6,068,640 SHARES
  OUTSTANDING)..............................................   $     10.88
                                                               -----------

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                            STATEMENT OF OPERATIONS

                                                               FOR THE YEAR ENDED
                                                                 MARCH 31, 2006
                                                               ------------------
INVESTMENT INCOME
Dividend....................................................      $    17,218
Interest....................................................           45,693
                                                                  -----------
TOTAL INVESTMENT INCOME.....................................           62,911
                                                                  -----------
EXPENSES
Investment Management fee...................................          605,116
Professional fees...........................................          655,071
Administration fee..........................................          196,118
Incentive fees..............................................          190,269
Offering fees...............................................           37,500
Insurance fees..............................................          103,650
Trustees' fees..............................................           50,494
Miscellaneous fees..........................................           59,357
                                                                  -----------
TOTAL EXPENSES..............................................        1,897,575
LESS:
  INVESTMENT MANAGEMENT FEE WAIVER..........................          339,714
  ADMINISTRATION FEE WAIVER.................................           28,454
  REIMBURSEMENT FROM INVESTMENT MANAGER.....................          346,251
                                                                  -----------
NET EXPENSES................................................        1,183,156
NET INVESTMENT LOSS.........................................       (1,120,245)
                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments..........................         (903,010)
Change in net unrealized appreciation from investments......        5,455,356
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS...........        4,552,346
                                                                  -----------
NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS..........      $ 3,432,101
                                                                  -----------

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     PERIOD FROM
                                                                                    AUGUST 1, 2004
                                                                                   (COMMENCEMENT OF
                                                                 FOR THE YEAR        OPERATIONS)
                                                                    ENDED              THROUGH
                                                                MARCH 31, 2006      MARCH 31, 2005
                                                              ------------------   ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss.........................................     $(1,120,245)        $  (711,718)
Net realized loss from investments..........................        (903,010)                 --
Change in net unrealized appreciation from investments......       5,455,356           3,804,496
                                                                 -----------         -----------
NET INCREASE IN NET ASSETS
  DERIVED FROM OPERATIONS...................................       3,432,101           3,092,778
                                                                 -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS...............................      (2,759,570)           (857,088)
SHAREHOLDERS' TRANSACTIONS
Proceeds from Shares issued (932,671 and 4,782,366 shares
  issued respectively)......................................      10,000,000          49,389,885
Proceeds from Shares reinvested (263,889 and 79,714 shares
  issued respectively)......................................       2,759,570             857,088
                                                                 -----------         -----------
NET INCREASE IN NET ASSETS
  DERIVED FROM SHARE TRANSACTIONS...........................      12,759,570          50,246,973
                                                                 -----------         -----------
TOTAL NET INCREASE IN NET ASSETS............................      13,432,101          52,482,663
                                                                 -----------         -----------
NET ASSETS AT BEGINNING OF PERIOD...........................      52,582,663             100,000
NET ASSETS AT END OF PERIOD.................................     $66,014,764         $52,582,663
                                                                 -----------         -----------

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                            STATEMENT OF CASH FLOWS

                                                               FOR THE YEAR ENDED
                                                                 MARCH 31, 2006
                                                               ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations..........      $  3,432,101
Adjustments to reconcile net increase in Net Assets derived
  from operations to net cash used in operating activities:
Purchases of investments....................................       (18,150,555)
Proceeds from dispositions of investments...................        12,049,617
Purchase of short term investments, net.....................        (2,431,868)
Net realized loss from investments..........................           903,010
Change in net unrealized appreciation from investments......        (5,455,356)
Change in assets and liabilities:
  DECREASE (INCREASE) IN ASSETS:
  Interest and dividends receivable.........................            (9,046)
  Investments paid in advance...............................          (250,000)
  Receivable for Investment sold............................           (13,569)
  Other assets..............................................            30,628
  (DECREASE) INCREASE IN PAYABLES:
  Due to Investment Manager.................................           (67,698)
  Professional fees.........................................            83,283
  Administration fees.......................................           (23,338)
  Incentive fees............................................           (11,899)
  Other.....................................................           (53,402)
                                                                  ------------
NET CASH USED IN OPERATING ACTIVITIES.......................        (9,968,092)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued.................................        10,000,000
                                                                  ------------
NET CASH PROVIDED BY FINANCING ACTIVITIES...................        10,000,000
Net increase in cash and cash equivalents...................            31,908
Cash and cash equivalents -- beginning of period............           144,989
                                                                  ------------
CASH AND CASH EQUIVALENTS -- END OF PERIOD..................      $    176,897

   The accompanying notes are an integral part of these financial statements.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                 MARCH 31, 2006

1.  ORGANIZATION

     AIG Strategic Hedge Fund of Funds ("Fund") was organized as a Delaware statutory trust on April 26, 2004 and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund's shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale. The Fund is an "interval fund" that offers to repurchase a portion of its outstanding shares at net asset value ("NAV"), on a quarterly basis (the Fund commenced repurchases in September 2005).

     The Fund's investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund will pursue its investment objective by investing primarily in investment funds ("Portfolio Funds") managed by a select group of investment managers ("Portfolio Managers") who follow investment strategies (such as macro strategies, event driven strategies, long/short equity strategies and relative value strategies) that have historically exhibited limited or no correlation to each other. The Fund is a "fund of funds" that provides a means for investors in the Fund (each a "Shareholder" and, collectively, the "Shareholders") to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     a.  VALUATION OF THE FUND AND ITS INVESTMENTS

          The Fund computes its NAV as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its NAV, the Fund will value its investments as of the end of each such period. The NAV per share is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager's investment management and administrative fees, costs of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

          The Board of Trustees ("Board") has approved procedures through which the Fund values its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value as of the end of any day on which the Fund's NAV is calculated ordinarily is the value determined as of that day for each Portfolio Fund in accordance with the Portfolio Fund's valuation policies and reported at the time of the Fund's valuation. The fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund's interest in such Portfolio Fund were to be sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund's investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate, for each Portfolio Fund. However, because of the inherent uncertainty of portfolio fund valuation, the values determined in accordance with the Fund's fair value procedures may differ significantly from the values that would have been used had a ready market for the investments existed, and the difference could be material. Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund's investment cost.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

     b.  INCOME RECOGNITION AND EXPENSES

          Interest income is recorded on the accrual basis. Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis.

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's NAV; costs of insurance; offering costs; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of the Board and Shareholders; all costs with respect to communications to Shareholders; and other types of expenses approved by the Board.

     c.  INCOME TAXES

          The Fund intends to qualify and elect to be treated as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, the Fund will generally invest its assets in foreign corporations that would be classified as passive foreign investment companies ("PFICs"). The Fund has elected to have a tax year end of October 31. The Fund's policy is to comply with the provisions of the Code applicable to RICs and to distribute to Shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal Income or excise tax is necessary.

     d.  DIVIDENDS AND DISTRIBUTION

          The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. The adjustment due to permanent differences from accumulated overdistributed net investment income to paid-in capital of $112,500 related to non-deductible offering costs. During the year ended March 31, 2006, prior year accumulated overdistributed net investment income of $112,500 has been reclassified as paid in capital. The reclassification has no effect on net assets.

     Pursuant to the automatic dividend reinvestment plan ("DRIP"), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

     e.  CASH AND CASH EQUIVALENTS

          Effective March 22, 2006, cash and cash equivalents consist of monies invested in a Mellon Bank, N.A. account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets and Liabilities. Prior to March 22, 2006, cash and cash equivalents were invested in a similar account at PNC Bank, N.A.

3.  RELATED PARTY TRANSACTIONS

     Pursuant to an Investment Management Agreement ("Management Agreement") between the Fund and AIG Global Investment Corp. ("Manager"), an indirect wholly-owned subsidiary of American International Group, Inc., the Manager is responsible for developing, implementing and supervising the Fund's investment program. As compensation for services provided by the Manager, the Fund pays the Manager a fee ("Manage-

                       AIG STRATEGIC HEDGE FUND OF FUNDS
ment Fee"), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the Fund's month end net assets prior to giving effect to accrual of fees or any purchases of shares.

     The Manager is also entitled to receive an annual Incentive Fee payable quarterly of 5% of the net capital appreciation of the Fund in excess of any "high water mark" to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the annualized one-year U.S. Treasury bill rate. Reference to a "high water mark" means that no Incentive Fee is accrued or paid to the Investment Manager unless and until the fair market value of the Fund's net assets exceeds the highest previous value (adjusted for subsequent Share purchases, distributions and any repurchases of shares) for any prior quarter. Any Incentive Fee is calculated only on the amount of any such excess.

     Pursuant to the terms of an Administrative Services Agreement ("Administration Agreement"), the Manager also provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund pays the Manager a fee, payable monthly, at an annual rate of 0.30% of the Fund's net assets and reimburses the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Effective March 28, 2006, pursuant to a separate Transfer Agency and Sub-Administration Agreement, the Manager has contracted with BISYS Fund Services Ohio, Inc. ("BISYS"), to provide sub-administration, accounting and investor services to the Fund. BISYS is paid by the Fund directly out of the annual rate of 0.30% of the Fund's net assets payable to Manager. Prior to March 28, 2006, PFPC Inc., an affiliate of PNC Bank, N.A., provided sub-administration, accounting and investor services to the Fund.

     Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund's other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund's business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund's annualized expenses to not exceed 1.75% for the period ending on March 31, 2006. Pursuant to the expense limitation agreement, the Manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that the expense limitation agreement remains in place and such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager reimbursed the Fund $346,251 for expenses and waived $339,714 in investment management fees during the year ended March 31, 2006. In addition, administration fees of $28,454 were also waived during the year ended March 31, 2006.

     AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with investors. The Manager or its affiliates pays all of the expenses incurred in the Fund's initial and ongoing placements of shares and, consequently, the Fund does not pay any fees to AIG Equity Sales Corp.

4.  CUSTODIAN FEES

     Effective March 22, 2006, Mellon Bank, N.A. became the custodian of the Fund's assets, and may maintain custody of the Fund's assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board. Prior to March 22, 2006, PFPC Trust Company, an affiliate of PNC Bank, N.A., served as the custodian of the Fund's assets.

5.  SECURITIES TRANSACTIONS

     Aggregate purchases and sales of Portfolio Funds (excluding short-term Portfolio Funds) for the year ended March 31, 2006 amounted to $18,150,555 and $12,049,617 respectively.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds.

     At March 31, 2006, the estimated cost of investments for Federal income tax purposes was $61,433,944. Accordingly, unrealized appreciation and depreciation on investments was $9,297,622, and $4,736,868, respectively.

6.  INVESTMENTS

     As of March 31, 2006, the Fund had investments in 27 Portfolio Funds, none of which were related parties.

     The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned.

7.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

     The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act. The Portfolio Funds invest in actively traded securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. Although the Fund attempts to diversify its risks by investing in Portfolio Funds managed by different third-party managers, the Portfolio Funds may nonetheless independently invest a high percentage of their assets in the same or similar specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive and negative, and may experience increased volatility of the Portfolio Funds' net asset value. The Fund invests in a limited number of Portfolio Funds. Such concentration may result in additional risk.

8.  CONCENTRATIONS AND INDEMNIFICATIONS

     The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund's maximum exposure under these agreements is unknown. However, the Fund expects the risk of loss to be remote.

9.  LETTER OF CREDIT

     Effective March 10, 2006, AIG Global Asset Management Holdings Corp., an affiliate of the Fund, entered into a $1,500,000 Stand-by letter of credit agreement with Citibank, N.A. to which the Fund is a beneficiary. The Fund paid (upfront) an annual fee of 0.70% of the letter of credit amount. There were no borrowings outstanding as of March 31, 2006.

10.  FEDERAL TAX INFORMATION

     All of the distributions to shareholders during the period were ordinary income for tax purposes. The components of net assets are the same for book and tax purposes.

     As of October 31, 2005, the Fund had distributable earnings of $2,759,570 from undistributed ordinary income.

                       AIG STRATEGIC HEDGE FUND OF FUNDS

     As of October 31, 2005, for Federal income tax purposes, the Fund had capital loss carryforwards available to offset capital gains, if any, to the extent provided by the treasury regulations of $274,297, which expire in 2013.

11.  FINANCIAL HIGHLIGHTS

     The following represents the per share operating performance of the Fund, for the periods indicated:

                                                                            PERIOD FROM
                                                                           AUGUST 1, 2004
                                                                          (COMMENCEMENT OF
                                                                            OPERATIONS)
                                                         YEAR ENDED           THROUGH
                                                       MARCH 31, 2006      MARCH 31, 2005
                                                      ----------------   ------------------
Net Asset Value, beginning of period................       $10.79              $10.00
Net investment loss, net of waivers and
  reimbursements(a).................................        (0.20)              (0.14)
Realized & unrealized gains (losses) on
  investments.......................................         0.77                1.11
Distributions to shareholders from net investment
  income............................................        (0.48)              (0.18)
                                                           ------              ------
Net Asset Value, end of period......................       $10.88              $10.79
                                                           ======              ======
Total return before incentive fee**.................         5.42%              10.00%
Incentive Fee.......................................        (0.31)%             (0.29)%
                                                           ------              ------
Total return after incentive fee**..................         5.11%               9.71%
Ratios to average net assets:
Expenses, before waivers and reimbursements(b)***...         3.13%               3.35%*
Expenses, net of waivers and reimbursement***.......         1.95%               1.98%*
Incentive Fee***....................................        (0.31)%             (0.29)%
                                                           ------              ------
Expenses, net of waivers, reimbursements, and
  incentive fee***..................................         1.64%               1.69%
Net investment loss, before waivers and
  reimbursements***.................................        (3.03)%             (3.46)%*
Net investment loss, net of waivers and
  reimbursements***.................................        (1.85)%             (2.09)%*
Portfolio turnover rate.............................        20.65%               0.00%

---------------

 (a) The Investment Manager waived and reimbursed fees and expenses.

 (b) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Portfolio Funds.

  * Annualized.

 ** Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

*** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

                            SUPPLEMENTAL INFORMATION
                                  (UNAUDITED)

  Trustees and Officers

     Information pertaining to the Trustees and officers of the fund is set forth below. The Private placement Memorandum (PPM) includes additional information about the trustees and is available without charge, upon request, by calling AIG Global Investment Corp. at 866-787-2422. The address of the trustees and officers of the Fund is 599 Lexington Avenue, 25th floor, New York, New York 10022.

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN     OTHER TRUSTEESHIPS/
  NAME, ADDRESS, AGE      TERM OF OFFICE                                FUND COMPLEX     DIRECTORSHIPS HELD BY
 AND POSITION(S) WITH      AND LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY     TRUSTEE OUTSIDE FUND
         FUND             TIME SERVED(1)       DURING PAST 5 YEARS       DIRECTOR(2)            COMPANY
----------------------   -----------------   -----------------------   ---------------   ---------------------
William F. Devin         Trustee since       Retired                          1                  None
Age: 67                  Fund's inception.
Trustee

Darlene T. DeRemer       Trustee since       Partner for Grail                1                  None
Age: 50                  Fund's inception    Partners from February
Trustee                                      2005 to present.
                                             Managing director for
                                             Putnam Lovell NBF
                                             (investment banking)
                                             from January 2004 to
                                             February 2005.
                                             Formerly, executive
                                             managing director for
                                             NewRiver, Inc. from
                                             March 2000 to January
                                             2004. Partner of
                                             DeRemer & Associates
                                             (consulting) from
                                             October 1987 to March
                                             2000.

Eileen L. Moy            Trustee since       Managing director, and           1                  None
Age: 54                  July 19, 2004       chief operating officer
Trustee                                      of the Global Treasury
                                             division, of JPMorgan
                                             Chase Bank, from 1996
                                             until retirement in May
                                             2003.

                               INTERESTED TRUSTEE

                                                                          NUMBER OF
                                                                        PORTFOLIOS IN     OTHER TRUSTEESHIPS/
  NAME, ADDRESS, AGE      TERM OF OFFICE                                FUND COMPLEX     DIRECTORSHIPS HELD BY
 AND POSITION(S) WITH      AND LENGTH OF     PRINCIPAL OCCUPATION(S)     OVERSEEN BY     TRUSTEE OUTSIDE FUND
         FUND             TIME SERVED(1)       DURING PAST 5 YEARS       DIRECTOR(2)            COMPANY
----------------------   -----------------   -----------------------   ---------------   ---------------------
Steven Guterman          Trustee since       Investment advisor and           1          Mr. Guterman serves
Age: 52                  Fund's inception    senior managing                             on the board of AIG
Trustee                                      director for AIGGIC                         Global Investment
                                             from August 2001 to                         Fund Management Ltd.,
                                             present. Formerly,                          a foreign company.
                                             investment advisor and
                                             executive vice
                                             president for American
                                             General Investment
                                             Management from June
                                             1998 to August 2001.

                        OFFICER (S) WHO ARE NOT TRUSTEES

                                                 TERM OF OFFICE AND
                            POSITION(S) HELD     LENGTH OF THE TIME
      NAME AND AGE              WITH FUND             SERVED(1)        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------   -------------------   -------------------   -------------------------------------------
Robert Discolo             President and         Officer since         Managing Director (Alternative Investment)
Age: 44                    Principal Executive   Fund's inception.     for AIGGIC. Previously, vice president for
                           Officer                                     AIGGIC. Formerly, vice president for Paine
                                                                       Webber Inc., Bank Julius Baer, and Merrill
                                                                       Lynch & Co. and president of the European
                                                                       Warrant Fund (a NYSE listed closed-end
                                                                       fund) and Julius Baer International Equity
                                                                       Fund.

Philip J. Dunne            Treasurer and         Officer since         Managing Director of AIGGIC from September
Age: 43                    Principal Financial   Fund's inception      1999 to present. Previously, controller at
                           Officer                                     Zephyr Management.

Lori Schertzer             Assistant Treasurer   Officer since         Management Associate for AIGGIC in the
Age: 35                                          Fund's inception      Finance and Controller's Division from
                                                                       November 2003 to present. Previously,
                                                                       assistant vice president with Deutsche Bank
                                                                       from July 2001 to November 2003, and an
                                                                       analyst with Citigroup/Salomon Smith Barney
                                                                       from March 1999 to July 2001.

Rosalie Buenaventura       Secretary             Officer since         Vice President and Associate General
Age: 41                                          Fund's inception      Counsel, AIGGIG and previously general
                                                                       counsel of AIG Financial Advisor Services,
                                                                       Inc. and Assistant General Counsel, AIG
                                                                       SunAmerica Asset Management Corp. from
                                                                       January 2002 to December 2002 and Associate
                                                                       Counsel from August 1999 to December 2001.
                                                                       Formerly, associate at Brown & Wood LLP
                                                                       from 1991 to 1999.

Steven Drachman            Assistant Secretary   Officer since         Managing Director and Associate General
Age: 41                                          Fund's inception      Counsel for AIGGIC from April 2001 to
                                                                       present. Previously, attorney for Morgan
                                                                       Stanley Dean Witter from May 1999 to March
                                                                       2001 and associate for Swidler Berlin
                                                                       Shereff Friedman, LLP from October 1995 to
                                                                       May 1999.

Julianne Recine            Vice President        Officer since         Vice President, Head of Operational Due
Age: 33                                          September 2005        Diligence, Hedge Funds Strategies Group.
                                                                       Prior to joining AIG Global Investment
                                                                       Group she was a Vice President at EnTrust
                                                                       Capital Inc.

Walter Josiah              Vice President        Officer since         President of AIG Equity Sales Corp. for
Age: 45                                          December 2004         AIGGIC from September 2000 to present.
                                                                       Previously, with Kidder, Peabody & Co. for
                                                                       seven years with their mutual funds group.

Paul Citardi               Assistant Secretary   Officer since         Vice and Assistant General Counsel for
Age: 35                                          September 2005        AIGGIC from June 2004 to present.
                                                                       Previously, associate in Financial Services
                                                                       Group of Katten Muchin Rosenman LLP
                                                                       (formerly, Katten Muchin Zavis Rosenman)
                                                                       from November 2002 to June 2004 and
                                                                       associate in Business Practice Group of
                                                                       Testa, Hurwitz & Thibeault LLP from
                                                                       September 1996 to September 2002.

---------------

(1) For Trustees, their terms are for the duration of the term of the Fund, unless his or her status as a Trustee shall be sooner terminated by death, adjudicated incompetent, voluntary withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Trustees or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

(2) Of the 131 investment portfolios in the complex, 11 are registered investment companies.

  FUNDAMENTAL PERIODIC REPURCHASE POLICY

     The Fund is an "interval fund" that offers to repurchase a portion of its outstanding shares at net asset value ("NAV"), on a quarterly basis (the Fund commenced repurchases in September 2005). The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the majority of Shareholders. These policies provide that beginning in September 2005, and thereafter on a quarterly basis in the months of March, June, September and December, the Fund will offer to repurchase a designated percentage of the outstanding shares from Shareholders ("Repurchase Offers").

     At the beginning of each Repurchase Offer, the Fund will send Shareholders a written notification about the Repurchase Offer, explaining how they may request that the Fund repurchase their Fund shares and the deadline for Shareholders to submit their repurchase requests ("Repurchase Request Deadline"), which is the date the Repurchase Offer ends. The time between the sending of the notification to the Shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. The Repurchase Request Deadline will occur during the months of March, June, September and December, respectively. The repurchase price of the shares will be the net asset value as of the close of the NYSE (4:00 p.m. Eastern time) on the date on which the repurchase price of the shares will be determined ("Repurchase Pricing Date"). The Repurchase Pricing Date may occur no later than the fourteenth day after the Repurchase Request Deadline or the next business day if the fourteenth day is not a business day. Within such fourteen-day period, the Fund may use an earlier Repurchase Pricing Date under certain circumstances; however, the Fund expects that the Repurchase Pricing Date will typically be the last business day of the calendar quarter in which the Repurchase Offer occurs.

          An early repurchase fee equal to 2% of the value of the shares repurchased by the Fund will apply if the date as of which the shares are valued for purposes of the repurchase is within one year following the date of the Shareholder's initial investment in the Fund. If applicable, the early repurchase fee will be deducted before payment of the proceeds of a repurchase.

  AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Pursuant to the automatic dividend reinvestment plan ("DRIP"), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash. Each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP, unless such Shareholder specifically elects to receive all dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder's behalf.

     A Shareholder may elect to:

        - reinvest both dividends and capital gain distributions;

        - receive dividends in cash and reinvest capital gain distributions; or

        - receive both dividends and capital gain distributions in cash.

     Generally, for U.S. federal income tax purposes, Shareholders receiving shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

     Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex-dividend date. There is no placement fee or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the DRIP at any time.

I.  PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

II.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information about how the investment advisor voted proxies for the twelve month period ended June 30 is available without charge upon request by calling the AIG Global Investment Corp. at 212-770-9162 and on the SEC's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

     The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     During the period covered by this report, there were no amendments to a provision of the code of ethics enumerated in paragraph (b) of this Item 2.

     During the period covered by this report, no implicit or explicit waivers from a provision of the code of ethics enumerated in paragraph (b) of this
     Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Darlene T. DeRemer, a member of the Registrant's Board of Trustees and Audit Committee, is qualified to serve as an audit committee financial expert. Ms. DeRemer is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years 2005 and 2006 were $40,000 and $40,000, respectively. Such audit fees include fees associated with the annual audit and fees for providing a report in connection with the registrant's report on Form N-SAR.

Audit-Related Fees

     (b) There were no aggregate fees billed in the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

Tax Fees

     (c) The aggregate fees billed in the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for 2005 and 2006 were $26,664 and $0, respectively. Tax fees include fees for tax compliance services and assisting management in the preparation of tax estimates.

All Other Fees

     (d) The aggregate fees billed in the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item for 2005 and 2006 were $1,000 and $1,000, respectively. Other fees include out-of-pocket expenses incurred by the principal accountant while performing the annual audit.

     (e)(1) The Audit Committee's Pre-Approval Policies and Procedures are summarized below.

          The Registrant's Audit Committee Charter requires the Audit Committee to review and approve in advance: 1) any and all proposals by management, the investment adviser, or the independent auditors that the Registrant, the investment adviser or their affiliated persons employ the independent auditors to render audit services to the Registrant, including review of the arrangements for, procedures to be utilized, and the scope of the annual audit and any special audits, 2) any and all proposals under which the independent auditors would provide "permissible non-audit services" to the Registrant or to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and that is sub-contracted or overseen by the investment adviser) or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if those permissible non-audit services relate directly to the operations and financial reporting of the Registrant. The Audit Committee may appoint one or more of its members to act as its delegate in pre-approving audit and/or any permissible non-audit services. "Permissible non-audit services," include any professional services, including tax services, provided to the Registrant by the independent auditor, other than those provided in connection with an audit or review of the financial statements of the Registrant.

     (e)(2) The percentage of services described in each of the paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) There were no aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant.

     (h) The Registrant's Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services prior to the Registrant's inception is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Registrant has included its Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund's and Global Investment Corp.'s Proxy Voting Policies and Procedures appear below.

THE FUND'S AND GLOBAL INVESTMENT CORP.'S PROXY VOTING POLICIES AND PROCEDURES APPEAR BELOW.

                        AIG STRATEGIC HEDGE FUND OF FUNDS
                                  (THE "FUND")
                      PROXY VOTING POLICIES AND PROCEDURES

I.   STATEMENT OF PRINCIPLE

The Fund seeks to assure that proxies received by the Fund are voted in the best interests of the Fund's shareholders and have accordingly adopted these procedures.

II.  DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER'S POLICIES

The Fund delegates the authority to vote proxies related to portfolio securities to AIG Global Investment Corp. (the "Adviser"), as investment adviser to the Fund. The Board of Trustees of the Fund has adopted the proxy voting policies and procedures of the Adviser as the proxy voting policies and procedures of the Fund to govern the exercise of voting of proxies on behalf of the Fund. The Adviser's policies and procedures are attached hereto.

III. CONSENT IN THE EVENT OF A CONFLICT OF INTEREST

If for a particular proxy vote the Adviser seeks the Fund's consent to vote because of a conflict of interest or for other reasons, any two independent Trustees of the Fund may provide the Fund's consent to vote.

IV.  ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER

The Board of Trustees of the Fund will review on an annual basis whether the Adviser's proxy voting policies and procedures are designed and implemented in a manner that assures that proxies received by the Fund are voted in the best interests of the Fund's shareholders.

As adopted by Board May 5, 2004.

             AIG GLOBAL INVESTMENT CORP. ("AIGGIC" OR THE "ADVISER")
                      PROXY VOTING POLICIES AND PROCEDURES

The following are proxy voting policies and procedures ("Policies and Procedures") adopted by AIG Global Investment Corp. ("AIGGIC" or the "Adviser"), an investment adviser registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended ("Advisers Act"), with respect to voting securities held by client portfolios that are registered as investment companies under the Investment Company Act of 1940, as amended ("1940 Act") (referred to herein as "clients"). Clients include AIG Strategic Hedge Fund of Funds (the "Fund") which is an investment company registered with the SEC under the 1940 Act. These Policies and Procedures are adopted to ensure compliance by AIGGIC with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff. AIGGIC follows these Policies and Procedures for each of its clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies or to vote in accordance with the client's proxy voting policies and procedures. With respect to the Fund, AIGGIC follows both these Policies and Procedures and the proxy voting policies and procedures adopted by the Fund and its Board of Trustees.

     Proxy voting is an important right of shareholders for which reasonable care and diligence must be undertaken to ensure such rights are properly and timely exercised. The SEC has stated that an investment adviser, as a fiduciary for its clients, must vote proxies in the best interests of the clients. The SEC believes a conflict of interest arises when the adviser or its affiliates have other relationships with the companies whose securities are owned by the clients. Rule 206(4)-6 is designed to address how an adviser would resolve such conflicts.

     AIGGIC has engaged a third party vendor to vote proxies on its behalf. The vendor receives, in a majority of cases, proxies directly from the client's custodian and votes them based on these general voting guidelines. In those circumstances where AIGGIC receives proxies, these proxies are promptly faxed to the third party vendor, who then votes them in accordance with these general voting guidelines. The vendor will maintain a listing of all votes cast on behalf of AIGGIC.

I.   DEFINITIONS

     A. "Best interest of clients". In the view of AIGGIC, this means clients' best economic interest over the long term 3/4 that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

     B. "Material conflict of interest". Circumstances when AIGGIC, or any member of its senior management or any of its portfolio managers or portfolio analysts, knowingly does business with a particular proxy issuer or closely affiliated entity which may appear to create a material conflict between the interests of AIGGIC and the interests of its clients in how proxies of that issuer are voted.

II.  GENERAL POLICY

Where AIGGIC is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted with a view to enhancing the value of the shares of stock held in client accounts.

These Policies and Procedures expressly address the voting of proxies or securities with respect to which the issuers solicit proxies to vote on proposals that are put to a vote of shareholders. The Fund may invest all or some portion of its assets in the securities of privately placed investment vehicles ("Private Investment Funds"), which do not typically convey traditional voting rights to the holder, and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Fund may receive notices from the Private Investment Funds seeking the consent of holders in order to materially change certain rights within the structure of the security issued by the Private Investment Fund or change material terms of the Private Investment Fund's constituent documents. AIGGIC shall follow these Policies and Procedures, to the extent applicable, in exercising the rights of the Fund to vote or consent in connection with its investments in Private Investment Funds. The Advisor shall take such action as may be necessary to enable the Fund to comply with all disclosure and recordkeeping obligations imposed by applicable rules and regulations.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social and political responsibility issues that in our view do not primarily involve financial considerations, the diversity of our clients means that we are unable to represent each such view in each instance. Thus, AIGGIC exercises its vote on these issues in what it believes to be the best economic interests of its clients unless a private account client has provided specific instructions otherwise for its voting securities. When making specific proxy decisions, AIGGIC generally adheres to its specific voting policies contained in Section VI herein. The guidelines set forth positions of AIGGIC on recurring issues and criteria for addressing non-recurring issues. The general voting policies of AIGGIC are described below.

III. GENERAL VOTING POLICIES

     A. Client's Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interest of clients. Proxies will be voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of shareholders.

     B. Shareholder Activism. AIGGIC seeks to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of owners and stakeholders. Thus, AIGGIC may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

     C. Case-by-Case Basis. While these Policies and Procedures guide our decisions, each proxy vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. AIGGIC may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. AIGGIC may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Any such action is primarily based on grounds of fundamental share value.

     D. Individualized. These Policies and Procedures are tailored to suit the advisory business of AIGGIC and the types of securities portfolios it manages. To the extent that clients have adopted their own procedures, AIGGIC may vote the same securities differently depending upon clients' directions.

     E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between AIGGIC and its respective client(s) is identified, AIGGIC will choose among the procedures set forth in Section IV.B.3.b., below, to resolve such conflict.

     F. Limitations. The circumstances under which AIGGIC may take a limited role in voting proxies, include the following.

          1. No Responsibility. AIGGIC will not vote proxies for client accounts in which the client contract specifies that AIGGIC will not vote. Under such circumstances, the clients' custodians ("Custodians") are instructed to mail proxy material directly to such clients.

          2. Limited Value. AIGGIC may abstain from voting a client proxy if the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant.

          3. Unjustifiable Costs. AIGGIC may abstain from voting a client proxy for cost reasons.

          4. Securities Lending Arrangements. If voting securities are part of a securities lending program, AIGGIC may be unable to vote while the securities are on loan.

          5. Special Considerations. The responsibilities of AIGGIC for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that AIGGIC vote its proxy in a manner inconsistent with these Policies and Procedures, AIGGIC may follow the client's direction or may request that the client vote the proxy directly. As a courtesy to certain clients, AIGGIC may, from time to time, agree to vote proxies on securities over which AIGGIC holds no discretionary management authority. AIGGIC is under no obligation to vote these securities as they are not part of the clients' managed accounts, AIGGIC exercises no discretion over such securities, and they are not generally included in the securities which AIGGIC follows as an investment adviser. To the extent that AIGGIC has agreed to perform the courtesy service of mechanically casting the vote on any such securities and no specific voting instructions are provided by the client(s), AIGGIC will not research the companies and will either vote with management or abstain unless the security being voted happens to be covered by AIGGIC in its capacity as investment adviser.

     G. Sources of Information. AIGGIC may conduct research internally and/or use the resources of an independent research consultant. AIGGIC may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g. small cap companies.

     H. Availability of Policies and Procedures. AIGGIC will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

     I. Disclosure of Vote. As described in Part II of AIGGIC's Form ADV, a client may obtain information on how its proxies were voted by requesting such information from AIGGIC. AIGGIC does not generally disclose client proxy votes to third parties, other than as required for the Fund, unless specifically requested, in writing, by the client.

IV.  PROXY VOTING PROCEDURES

     A. General

          1. Accounts for Which AIGGIC Has Proxy Voting Responsibility

AIGGIC is generally responsible for voting proxies with respect to securities held in client accounts unless the investment management agreement explicitly states that AIGGIC will not vote proxies for the account. AIGGIC is not responsible for voting client securities which are not part of the managed account. However, AIGGIC may, as a courtesy, vote certain client securities which are not part of the managed account at the request of its clients subject to the limitations described in Section III.F.5., above.

          2. Adherence to Client Proxy Voting Policies

If a client has its own proxy voting policy, AIGGIC and the client will agree in writing on whether AIGGIC will vote in accordance with its own policy, whether AIGGIC will vote that client's securities in accordance with the client's policy or whether the client will vote its own securities.

          3. Disclosure of Proxy Voting Intentions

AIGGIC personnel should not discuss with members of the public how AIGGIC intends to vote on any particular proxy proposal. This does not restrict communications in the ordinary course of business with other clients for which AIGGIC votes proxies. Disclosure of AIGGIC's proxy voting intentions -- especially where done with the purpose or effect of influencing the management or control of a company -- could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934, as amended. In the event that AIGGIC wishes to discuss its voting intentions outside the firm, AIGGIC should consult with its counsel before any such discussions.

     B. Operational Procedures

          1. Role of the Proxy Administrator

Once a client account is established and the proxy voting responsibility is determined, the Proxy Administrator ("PA"), is responsible for receiving and processing proxies for securities held in the portfolios of our clients and ensuring that votes are cast. The PA is responsible for ensuring that the registered owners of record, e.g. the client, trustee or custodian bank, that receive proxy materials from the issuer or its information agent, forward proxy materials to AIGGIC. Proxies may also be delivered electronically through a proxy service. The PA logs in any proxy materials received, matches them to the securities to be voted and confirms that the correct amount of shares, as of the record date, is reflected on the proxy. Once the proxy statement is logged in, the PA gives it to a research analyst ("Analyst") for consideration.

The PA also compiles and maintains information, for each client for which AIGGIC votes proxies, showing the issuer's name, meeting date and manner in which it voted on each proxy proposal. The PA is also responsible for monitoring compliance with client proxy voting policies. A copy of each proxy statement is kept. AIGGIC generally seeks to vote proxies at least one (1) week prior to the deadline. Unfortunately, proxy materials are often received with less than a week's time before the deadline, and in such cases, AIGGIC uses reasonable efforts to exercise its vote.

          2. Material Conflicts of Interest

               a. AIGGIC will take steps to identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Senior management, portfolio managers and Analysts of AIGGIC are expected to disclose to the PA any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company. Conflicts based on business relationships or dealings of affiliates of AIGGIC will only be considered to the extent that the AIGGIC has actual knowledge of such business relationships.

               b. When a material conflict of interest between AIGGIC's interests and its clients' interests appears to exist, AIGGIC may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third-party service if AIGGIC utilizes such a service; (3) "echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not clients of AIGGIC; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

          3. Role of the Research Analysts

The PA ensures that each proxy statement is directed to the Analyst responsible for following the particular security or industry. The Analysts are responsible for considering the substantive issues relating to any vote, deciding how the shares will be voted, and instructing the PA how to vote the proxies. In determining how to vote a given proxy, Analysts will adhere to these Proxy Voting Policies and Procedures, as revised from time to time, except to the extent superseded by client proxy voting policies or to the extent that a material conflict of interest is identified. In the event of a personal material conflict of interest, the Analyst will refer the decision to another AIGGIC Analyst who has no such conflict. In the event of an organizational conflict, AIGGIC will follow the procedures outlined in Section IV.B.2.b., above. If there is no material conflict of interest, the vote recommendation will be forwarded to the PA to be cast. The Analyst may consult with the PA and/or Senior Management as necessary to identify and resolve conflicts. Analysts are responsible for documenting the rationale for any vote recommendation.

          4. Role of the Third-Party Service Provider(s)

AIGGIC may engage a third-party service provider to provide notification of impending votes, including shareholder resolutions, which may be viewed on-line. In addition, AIGGIC may engage a third-party service provider to provide web-based proxy voting and recordkeeping services.

V.   DOCUMENTATION, RECORDKEEPING AND REPORTING REQUIREMENTS

     A. Documentation. The PA is responsible for:

          1. implementing and updating these Policies and Procedures;

          2. overseeing the proxy voting process;

          3. consulting with Analysts for the relevant portfolio security; and

          4. maintaining proxy voting records.

     B. Recordkeeping.

          1. AIGGIC will maintain records of all proxies voted.

          2. As required by Rule 204-2(c), such records will include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by AIGGIC that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and AIGGIC's written response to any (written or oral) client request for such records.

          3. AIGGIC will maintain proxy statements and record of votes cast pursuant to Rule 204-2(c). AIGGIC may rely on the SEC's EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

          4. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in AIGGIC's office.

     C. Reporting. AIGGIC will initially inform clients of these Policies and Procedures and how a client may learn of the voting record for client's securities through summary disclosure in Part II of AIGGIC's Form ADV. Upon receipt of a client's request for more information, AIGGIC will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client's stated requirements, how the client's proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for the Fund, will not be made available to third parties absent the express written request of the client.

Review of Policies and Procedures. These Policies and Procedures will be subject to periodic review as deemed appropriate by AIGGIC.

VI.  SPECIFIC VOTING POLICIES

     A. Summary.

AIGGIC's current policies with respect to a number of common issues are briefly summarized as follows:

     - AIGGIC generally votes with the recommendations of a company's Board of Trustees on routine or non-controversial issues (see examples below).

     - In general, AIGGIC opposes anti-takeover proposals, unless unusual circumstances dictate otherwise.

     - In general, AIGGIC votes to support the elimination of anti-takeover policies, unless unusual circumstances dictate otherwise.

     - On issues relating to social and/or political responsibility, AIGGIC votes all client shares in what we believe to be the best economic interests of our clients unless directed by a client to vote in a certain manner.

     - Proposals not covered by the above-stated guidelines and contested situations are evaluated on a case-by-case basis by the Analyst principally responsible for the particular security.

     B. Examples of Proxy Voting With Management On Non-Controversial Matters.

     -    Election of trustees, in the absence of a contest or controversy.

     - Ratification of selection of independent auditors, in the absence of controversy.

     - Stock option plans for executives, employees or trustees which would not increase the aggregate number of shares of stock available for grant under all currently active plans to over 10% of the total number of shares outstanding, and which AIGGIC does not oppose for other valid reasons.

     -    Stock splits, if not for anti-takeover purposes.

     - Change of state of incorporation for specific corporate purposes and not for anti-takeover purposes.

     - Employee stock purchase plans and employee stock ownership plans permitting purchase of company stock at 85% or more of fair market value.

     C. Guidelines for Specific Proxy Voting Issues.

          1. The Board of Trustees

               a. Voting on Trustee Nominees in Uncontested Elections

Votes on trustee nominees are made on a case-by-case basis, examining the following factors:

-    Long-term corporate performance record relative to a market index;

-    Composition of board and key board committees;

-    Nominee's attendance at meetings (past two years);

-    Nominee's investment in the company;

-    Whether a retired CEO sits on the board; and

-    Whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

-    Corporate governance provisions and takeover activity;

-    Board decisions regarding executive pay;

-    Trustee compensation;

-    Number of other board seats held by nominee; and

-    Interlocking directorships.

               b. Chairman and CEO are the Same Person

We vote on a case-by-case basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

               c. Majority of Independent Trustees

Shareholder proposals that request that the board be comprised of a majority of independent trustees are evaluated on a case-by-case basis.

We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent trustees exclusively.

               d. Stock Ownership Requirements

We generally vote against shareholder proposals requiring trustees to own a minimum amount of company stock in order to qualify as a trustee, or to remain on the board.

               e. Term of Office

We generally vote against shareholder proposals to limit the tenure of outside trustees.

               f. Trustee and Officer Indemnification and Liability Protection

Proposals concerning trustee and officer indemnification and liability protection are evaluated on a case-by-case basis.

We generally vote against proposals to limit or eliminate entirely trustee and officer liability for monetary damages for violating the duty of care.

We generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We generally vote for only those proposals that provide such expanded coverage in cases when a trustee's or officer's legal defense was unsuccessful if: (1) the trustee was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the trustee's legal expenses would be covered.

          2. Charitable Contributions

We generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.

          3. Proxy Contests

               a. Voting for Trustee Nominees in Contested Elections

Votes in a contested election of trustees are evaluated on a case-by-case basis, considering the following factors:

- Long-term financial performance of the target company relative to its industry;

-    Management's track record;

-    Background to the proxy contest;

-    Qualifications of trustee nominees (both slates);

- Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

-    Stock ownership positions.

               b. Reimburse Proxy Solicitation Expenses

Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

          4. Auditors

We generally vote for proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

          5. Proxy Contest Defenses

               a. Board Structure: Staggered vs. Annual Elections

We generally vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all trustees annually.

               b. Shareholder Ability to Remove Trustees

We vote against proposals that provide that trustees may be removed only for cause.

We vote for proposals to restore shareholder ability to remove trustees with or without cause.

We vote against proposals that provide that only continuing trustees may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect trustees to fill board vacancies.

               c. Cumulative Voting

We vote against proposals to eliminate cumulative voting.

We vote for proposals to permit cumulative voting.

               d. Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

               e. Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

               f. Shareholder Ability to Alter the Size of the Board

We review on a case-by-case basis proposals that seek to fix the size of the board.

We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

          6. Tender Offer Defenses

               a. Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

We review on a case-by-case basis management proposals to ratify a poison pill.

               b. Fair Price Provisions

We vote case-by-case on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

               c. Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

               d. Pale Greenmail

We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

               e. Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

               f. Supermajority Shareholder Vote Requirement to Amend the Declaration of Trust or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve the declaration of trust and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for the declaration of trust and bylaw amendments.

               g. Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

               h. White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

          7. Miscellaneous Governance Provisions

               a. Confidential Voting

We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

We vote for management proposals to adopt confidential voting.

               b. Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and trustee nominees, and in order to nominate their own candidates to the board.

               c. Bundled Proposals

We review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interest, we vote against the proposals. If the combined effect is positive, we support such proposals.

               d. Shareholder Advisory Committees

We review on a case-by-case basis proposals to establish a shareholder advisory committee.

          8. Capital Structure

               a. Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

               b. Stock Distributions: Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

               c. Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

               d. Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

               e. Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

               f. Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

               g. Pre-emptive Rights

We review on a case-by-case basis proposals to create or abolish pre-emptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

               h. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

Change in Control -- Will the transaction result in a change in control of the company?

Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

               i. Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

          9. Executive and Trustee Compensation

In general, we vote on a case-by-case basis on executive and trustee compensation plans, with the view that viable compensation programs reward the creation of shareholder wealth by having a high payout sensitivity to increases in shareholder value.

Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

               a. OBRA-Related Compensation Proposals

-    AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
     FEATURES

Vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act of 1993 ("OBRA").

-    AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

We vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

-    AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

-    APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

We vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

               b. Shareholder Proposals to Limit Executive and Trustee Pay

We review on a case-by-case basis all shareholder proposals that seek additional disclosure of executive and trustee pay information.

We review on a case-by-case basis all other shareholder proposals that seek to limit executive and trustee pay.

               c. Golden and Tin Parachutes

We vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

We review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.

               d. Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

               e. 401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

          10. State of Incorporation

               a. Voting on State Takeover Statutes

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisitions statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

               b. Voting on Reincorporation Proposals

Proposals to change a company's state of incorporation are examined on a case-by-case basis.

          11. Mergers and Corporate Restructurings

               a. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

-    Anticipated financial and operating benefits;

-    Offer price (cost vs. premium);

-    Prospects of the combined companies;

-    How the deal was negotiated; and

-    Changes in corporate governance and their impact on shareholder rights.

               b. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

               c. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

               d. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

               e. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

               f. Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

               g. Changing Corporate Name

We vote for changing the corporate name.

          12. Mutual Fund Proxies

               a. Election of Trustees

We vote on trustee nominees on a case-by-case basis.

               b. Investment Advisory Agreement

We vote on investment advisory agreements on a case-by-case basis.

               c. Fundamental Investment Restrictions

We vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

               d. Distribution Agreements

We vote on distribution agreements on a case-by-case basis.

          13. Social and Environmental Issues

We consider shareholder social and environmental proposals on a case-by-case basis.

VII. EMPLOYEE BENEFIT PLANS

AIGGIC also serves as investment adviser for employee benefit plans. The Staff of the Department of Labor (the "DOL") has set forth specific duties for such advisers that vote proxies for such plans. In summary, the SEC and DOL Staff impose the following responsibilities on AIGGIC:

     1. There must be a clear delineation of the proxy voting responsibilities between the adviser and the client;

     2. The adviser must adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients;

     3. The adviser must disclose its proxy voting procedures to its clients;

     4. The adviser must disclose to clients how they may obtain information on how it voted their proxies;

     5. The adviser must address material conflicts between its interests and those of its clients with respect to proxy voting. Additionally, the procedures must address how the adviser resolves those conflicts in the best interests of its clients;

     6. The procedures should identify personnel responsible for monitoring corporate actions, describe the basis on which decisions are made to vote proxies, and identify personnel involved in making voting decisions and those responsible for ensuring that proxies are submitted in a timely manner;

     7. The adviser must maintain proxy voting books and records in an easily accessible place for five years, the first two years in an appropriate office of the investment adviser.

     8. The adviser must take steps that are reasonable under the circumstances to verify that it has actually received the proxies for which it has voting authority;

     9. With respect to ERISA accounts, although the named fiduciary that has delegated proxy voting authority to it may periodically monitor the Adviser's proxy voting activities, the adviser may not permit the named fiduciary to determine how the adviser will vote the proxies (the named fiduciary, in turn, must keep records of its monitoring activities);

     10. Also with respect to ERISA accounts, the adviser must act prudently, solely in the interests of plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them.

VIII. TENDER OFFERS

     With respect to the responsibilities of an adviser to an ERISA plan in takeovers, a joint DOL/Department of Treasury statement announced that ERISA does not require an adviser automatically to tender shares to capture any premium over market in these situations. Rather, the adviser must weigh the terms of any offer against the underlying intrinsic value of the company and the likelihood that the value will be realized by current management or by another offer. Similarly, the Advisers Act would not require an adviser to tender shares owned by a client that were issued by a company involved in a merger or reorganization solely to capture premium, but rather would be permitted to review all of the terms and conditions of the proposal before determining whether or not to tender shares.

IX.  PROXIES OF SHARES OF NON-U.S. CORPORATIONS

     AIGGIC has implemented general voting policies with respect to non-US shares owned by clients. However, due to differences in the laws governing the issuance and use of proxies, as well as other differences between U.S. and non-U.S. businesses, AIGGIC may take different steps with respect to voting these non-U.S. proxies. First, although U.S. companies must give shareholders at least 20 days' advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice; or none at all. AIGGIC is not required to "rush" voting decisions in order to meet an impractical deadline, and as a result, AIGGIC may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to an account that votes proxies, and AIGGIC will take that into consideration when determining whether or not to cast its vote.

X.   PROXY COMMITTEE

     AIGGIC has established a Proxy Committee. The AIGGIC Proxy Committee (the "Committee") is comprised of members of AIGGIC's investment and compliance departments. Generally, the Committee meets on a quarterly basis to review current shareholder issues and review proxy voting activity for the preceding quarter. The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. accounts, usually during the fourth calendar quarter. Each guideline is reviewed individually to ensure that the interests of

AIGGIC's clients are best served. Based on these analyses and criteria established by the Committee, in many instances AIGGIC does not vote according to management's recommendations, particularly with respect to executive compensation and social issues. AIGGIC's voting record more closely corresponds to management's recommendations in areas such as the election of directors, ratifying the selection of auditors and other corporate governance issues. Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio management teams.

As adopted by Board May 5, 2004.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

I.   List of Portfolio Managers and Biographical Information

The following individuals at AIG Global Investment Corp. ("AIGGIC"), the Fund's investment adviser, have primary responsibility for managing the Fund.

ROBERT DISCOLO, CFA, is a Managing Director, Alternative Investments and Head of the Hedge Fund Strategies Group. Mr. Discolo joined AIGGIG in 1999. Mr. Discolo, who is also a member of AIGGIG's Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds. Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients. Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund. Mr. Discolo received a BS in accounting from St. John's University and an MBA from the Lubin School of Business at Pace University. He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder. Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

EILEEN CASEY, CFA, CPA, is a Managing Director and Head of Hedge Fund Research, Hedge Fund Strategies Group. Ms. Casey joined AIGGIG in 1998, bringing with her over eight years of experience in accounting and investment management. She is responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction. Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group. Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co. Ms. Casey is a CFA charterholder and also a CPA. She received a BS in Accounting and Finance from Fairfield University.

VINTI KHANNA is a Vice President, Hedge Fund Strategies Group. Ms. Khanna joined AIGGIG in 2002. She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997. She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee. Before joining AIGGIG, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds Series 7 and Series 63 licenses.

II.  Conflicts of Interest Disclosure

AIGGIC aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIGGIC has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIGGIC believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIGGIC also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIGGIC's Code of Ethics. Furthermore, AIGGIC's management periodically reviews the performance of a portfolio manager. Although AIGGIC does not track the time a portfolio manager spends on a single portfolio, AIGGIC does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.

III. Compensation Disclosure

Compensation for AIGGIG portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIGGIC. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIGGIC's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

IV.  Other Accounts Managed by the Portfolio Managers

The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA"), number of accounts, and total assets of the accounts for which each Portfolio Manager had day-to-day responsibilities as of March 31, 2006. Please note that one RIC and all Other Pooled Investments are subject to performance-based fees (*).

                                       NO. OF ACCOUNTS    MARKET VALUE
                                       ---------------   --------------
ROBERT DISCOLO   RIC                           2         $  365,171,850
                    performance fee*           1         $   67,905,150
                 OPI*                         14         $3,377,501,385
                 OA                            8         $2,953,917,592

EILEEN CASEY     RIC                           2         $  365,171,850
                    performance fee*           1         $   67,905,150
                 OPI*                         14         $3,377,501,385
                 OA                            8         $2,953,917,592

VINTI KHANNA     RIC                           2         $  365,171,850
                    performance fee*           1         $   67,905,150
                 OPI*                         14         $3,377,501,385
                 OA                            8         $2,953,917,592

V.   Holdings

None of the AIGGIG portfolio managers listed under Section I above own shares of the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) ("Disclosure Controls"), as of a date within 90 days prior to the filing date ("Filing Date") of this Form N-CSR ("Report") Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

          (a)(1) Code of ethics that is the subject of disclosure required by
          Item 2 is attached hereto.

          (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

          (a)(3) Not applicable.

          (b) Certifications required by Rule 30a-2(b) under the 1940 Act are furnishes herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIG Strategic Hedge Fund of Funds


By (Signature and Title) /s/ Robert Discolo
                         -------------------------------------------------------
                         Robert Discolo, President and Principal Executive
                         Officer

Date June 8, 2006
     --------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Robert Discolo
                         -------------------------------------------------------
                         Robert Discolo, President and Principal Executive
                         Officer

Date June 8, 2006
     --------------------


By (Signature and Title) /s/ Philip J. Dunne
                         -------------------------------------------------------
                         Philip J. Dunne, Treasurer and Principal Financial Officer

Date June 8, 2006
     --------------------